Subsequent Events (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 22,834	$ 477,309	$ 6,809,485	$ 10,792,823
Total Current Liabilities	3,233,112	1,452,804
Stockholders' equity
Accumulated deficit	(44,607,198)	(40,156,204)
Accumulated other comprehensive income	2,436,530	2,603,422
Total shareholders' (deficit) equity	(1,288,789)	3,116,620	$ 11,153,115	$ 13,937,701
Total capitalization	2,333,953	5,698,670
Common Class A [Member]
Stockholders' equity
Common stock	18,285	18,285
Common Class B [Member]
Stockholders' equity
Common stock	30,345	$ 30,345
Audited [Member]
Cash and cash equivalents	22,834
Total Current Liabilities	3,233,112
Stockholders' equity
Additional paid-in capital	40,833,249
Accumulated deficit	(44,607,198)
Accumulated other comprehensive income	2,436,530
Total shareholders' (deficit) equity	(1,288,789)
Total capitalization	(1,288,789)
Audited [Member] | Common Class A [Member]
Stockholders' equity
Common stock	18,285
Audited [Member] | Common Class B [Member]
Stockholders' equity
Common stock	30,345
Equity financing [Member]
Cash and cash equivalents	7,168,195
Total Current Liabilities
Stockholders' equity
Additional paid-in capital	7,138,180
Accumulated deficit
Accumulated other comprehensive income
Total shareholders' (deficit) equity
Total capitalization
Equity financing [Member] | Common Class A [Member]
Stockholders' equity
Common stock	30,015
Equity financing [Member] | Common Class B [Member]
Stockholders' equity
Common stock
Pro Forma [Member]
Cash and cash equivalents	7,191,029
Total Current Liabilities	3,233,112
Stockholders' equity
Additional paid-in capital	47,971,429
Accumulated deficit	(44,607,198)
Accumulated other comprehensive income	2,436,530
Total shareholders' (deficit) equity	5,879,406
Total capitalization	5,879,406
Pro Forma [Member] | Common Class A [Member]
Stockholders' equity
Common stock	48,300
Pro Forma [Member] | Common Class B [Member]
Stockholders' equity
Common stock	$ 30,345